Financial risk management and financial instruments - Significant Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2019 R / $	Jun. 30, 2019 R / $ R / €	Jun. 30, 2018 R / $	Jun. 30, 2018 R / $ R / €	Jun. 30, 2019 R / €	Jun. 30, 2018 R / €
Financial risk management and financial instruments
Average rate	14.20	16.19	12.85	15.34
Closing rate	14.08	14.08	13.73	13.73	16.01	16.04